FAIR VALUE CHANGES	12 Months Ended
Dec. 31, 2017
Fair Value Measurement [Abstract]
FAIR VALUE CHANGES
FAIR VALUE OF FINANCIAL INSTRUMENTS
The following tables list the company’s financial instruments by their respective classification as at December 31, 2017 and 2016:

a)	Financial Instrument Classification

AS AT DEC. 31, 2017 (MILLIONS)	Fair Value Through Profit or Loss	Available for Sale	Loans and Receivables/Other Financial Liabilities
MEASUREMENT BASIS	(Fair Value)	(Fair Value)	(Amortized Cost)	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$5,139	$5,139
Other financial assets
Government bonds	34	15	—	49
Corporate bonds	382	253	8	643
Fixed income securities and other	230	432	—	662
Common shares and warrants	585	1,247	—	1,832
Loans and notes receivable	63	—	1,551	1,614
	1,294	1,947	1,559	4,800
Accounts receivable and other[2]	1,383	—	8,233	9,616
	$2,677	$1,947	$14,931	$19,555
Financial liabilities
Corporate borrowings	$—	$—	$5,659	$5,659
Property-specific borrowings	—	—	63,721	63,721
Subsidiary borrowings	—	—	9,009	9,009
Accounts payable and other[2]	3,841	—	14,124	17,965
Subsidiary equity obligations	1,559	—	2,102	3,661
	$5,400	$—	$94,615	$100,015

1.	Financial assets include $4.1 billion of assets pledged as collateral

2.
Includes derivative instruments which are elected for hedge accounting, totaling $630 million included in accounts receivable and other and $950 million included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income

AS AT DEC. 31, 2016 (MILLIONS)	Fair Value Through Profit or Loss	Available for Sale	Loans and Receivables/Other Financial Liabilities
MEASUREMENT BASIS	(Fair Value)	(Fair Value)	(Amortized Cost)	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$4,299	$4,299
Other financial assets
Government bonds	22	32	—	54
Corporate bonds	13	342	—	355
Fixed income securities and other	170	335	—	505
Common shares and warrants	1,630	952	—	2,582
Loans and notes receivable	62	—	1,142	1,204
	1,897	1,661	1,142	4,700
Accounts receivable and other[2]	1,501	—	5,298	6,799
	$3,398	$1,661	$10,739	$15,798
Financial liabilities
Corporate borrowings	$—	$—	$4,500	$4,500
Property-specific borrowings	—	—	52,442	52,442
Subsidiary borrowings	—	—	7,949	7,949
Accounts payable and other[2]	2,019	—	9,896	11,915
Subsidiary equity obligations	1,439	—	2,126	3,565
	$3,458	$—	$76,913	$80,371

1.	Total financial assets include $2.5 billion of assets pledged as collateral

2.
Includes derivative instruments which are elected for hedge accounting, totaling $1 billion included in accounts receivable and other and $528 million included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income

Gains or losses arising from changes in the fair value of fair value through profit or loss (“FVTPL”) financial assets are presented in the Consolidated Statements of Operations in the period in which they arise. Dividends from FVTPL and available-for-sale financial assets are recognized in the Consolidated Statements of Operations when the company’s right to receive payment is established. Interest on available-for-sale financial assets is calculated using the effective interest method and reported in our Consolidated Statements of Operations.
Available-for-sale securities are recorded on the balance sheet at fair value with changes in fair value recorded through other comprehensive income. These securities are assessed for impairment at each reporting date, with any impairment charges reported in our Consolidated Statements of Operations. As at December 31, 2017, the unrealized gains and losses relating to the fair value of available-for-sale securities amounted to $26 million (2016 – $286 million) and $nil (2016 – $28 million), respectively.
During the year ended December 31, 2017, $69 million of net deferred losses (2016 – $391 million) previously recognized in accumulated other comprehensive income were reclassified to net income as a result of the disposition or impairment of available-for-sale financial assets.
Included in cash and cash equivalents is $4.5 billion (2016 – $3.8 billion) of cash and $635 million (2016 – $454 million) of short-term deposits as at December 31, 2017.

b)	Carrying and Fair Value
The following table provides the carrying values and fair values of financial instruments as at December 31, 2017 and 2016:

	2017		2016
AS AT DEC. 31 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$5,139	$5,139	$4,299	$4,299
Other financial assets
Government bonds	49	49	54	54
Corporate bonds	643	643	355	355
Fixed income securities and other	662	662	505	505
Common shares and warrants	1,832	1,832	2,582	2,582
Loans and notes receivable	1,614	1,657	1,204	1,204
	4,800	4,843	4,700	4,700
Accounts receivable and other	9,616	9,616	6,799	6,799
	$19,555	$19,598	$15,798	$15,798
Financial liabilities
Corporate borrowings	$5,659	$6,087	$4,500	$4,771
Property-specific borrowings	63,721	65,399	52,442	53,512
Subsidiary borrowings	9,009	9,172	7,949	8,103
Accounts payable and other	17,965	17,965	11,915	11,915
Subsidiary equity obligations	3,661	3,661	3,565	3,567
	$100,015	$102,284	$80,371	$81,868

The current and non-current balances of other financial assets are as follows:

AS AT DEC. 31 (MILLIONS)	2017	2016
Current	$2,568	$3,229
Non-current	2,232	1,471
Total	$4,800	$4,700

c)	Fair Value Hierarchy Levels
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2017			2016
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$—	$49	$—	$11	$43	$—
Corporate bonds	127	508	—	175	173	7
Fixed income securities and other	20	233	409	36	178	291
Common shares and warrants	1,586	—	246	1,309	—	1,273
Loans and notes receivables	—	62	1	—	51	11
Accounts receivable and other	15	1,155	213	2	1,342	157
	$1,748	$2,007	$869	$1,533	$1,787	$1,739
Financial liabilities
Accounts payable and other	$134	$3,003	$704	$98	$1,859	$62
Subsidiary equity obligations	—	—	1,559	—	52	1,387
	$134	$3,003	$2,263	$98	$1,911	$1,449

During the years ended December 31, 2017 and 2016, there were no transfers between Level 1, 2 or 3.
Fair values of financial instruments are determined by reference to quoted bid or ask prices, as appropriate. If bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2017		Valuation Techniques and Key Inputs
Derivative assets/Derivative liabilities (accounts receivable/ accounts payable)	$1,155	/
Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at credit adjusted rate

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data

	(3,003)
Other financial assets ..................	852		Valuation models based on observable market data

Fair values determined using valuation models requiring the use of unobservable inputs (Level 3 financial assets and liabilities), include assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those unobservable inputs, the company uses observable external market inputs such as interest rate yield curves, currency rates and price and rate volatilities, as applicable, to develop assumptions regarding those unobservable inputs.
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2017	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$409	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Warrants (common shares and warrants)	246	Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
			• Risk free interest rate	• Increases (decreases) in the risk-free interest rate increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,559)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	213 /	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
	(704)		• Forward exchange rates (from observable forward exchange rates at the end of the reporting period)	• Increases (decreases) in the forward exchange rate increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
The following table presents the change in the balance of financial assets and liabilities classified as Level 3 as at December 31, 2017 and 2016:

	Financial Assets		Financial Liabilities
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016	2017	2016
Balance, beginning of year	$1,739	$1,691	$1,449	$1,261
Fair value changes in net income	(313)	(102)	(2)	48
Fair value changes in other comprehensive income[1]	5	(12)	67	35
Additions, net of disposals	(562)	162	749	105
Balance, end of year	$869	$1,739	$2,263	$1,449

1.	Includes foreign currency translation
The following table categorizes liabilities measured at amortized cost, but for which fair values are disclosed based upon the fair value hierarchy levels:

	2017			2016
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Corporate borrowings	$6,087	$—	$—	$4,771	$—	$—
Property-specific borrowings	2,123	24,502	38,774	1,360	16,724	35,428
Subsidiary borrowings	3,825	2,030	3,317	2,872	2,451	2,780
Subsidiary equity obligations	—	—	2,102	—	—	2,128

Fair values of Level 2 and Level 3 liabilities measured at amortized cost but for which fair values are disclosed are determined using valuation techniques such as adjusted public pricing and discounted cash flows.

d)	Hedging Activities
The company uses derivatives and non-derivative financial instruments to manage or maintain exposures to interest, currency, credit and other market risks. For certain derivatives which are used to manage exposures, the company determines whether hedge accounting can be applied. When hedge accounting may be applied, a hedge relationship may be designated as a fair value hedge, cash flow hedge or a hedge of foreign currency exposure of a net investment in a foreign operation. To qualify for hedge accounting, the derivative must be highly effective in accomplishing the objective of offsetting changes in the fair value or cash flows attributable to the hedged risk both at inception and over the life of the hedge. If it is determined that the derivative is not highly effective as a hedge, hedge accounting is discontinued prospectively.

i.	Cash Flow Hedges
The company uses the following cash flow hedges: energy derivative contracts to hedge the sale of power; interest rate swaps to hedge the variability in cash flows or future cash flows related to a variable rate asset or liability; and equity derivatives to hedge long-term compensation arrangements. For the year ended December 31, 2017, pre-tax net unrealized gains of $42 million (2016 – net unrealized gains of $149 million) were recorded in other comprehensive income for the effective portion of the cash flow hedges. As at December 31, 2017, there was an unrealized derivative asset balance of $349 million relating to derivative contracts designated as cash flow hedges (2016 – $260 million asset).

ii.	Net Investment Hedges
The company uses foreign exchange contracts and foreign currency denominated debt instruments to manage its foreign currency exposures arising from net investments in foreign operations. For the year ended December 31, 2017, unrealized pre-tax net losses of $748 million (2016 – net unrealized gains of $129 million) were recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at December 31, 2017, there was an unrealized derivative liability balance of $676 million relating to derivative contracts designated as net investment hedges (2016 – asset balance of $236 million).

e)	Netting of Financial Instruments
Financial assets and liabilities are offset with the net amount reported in the Consolidated Balance Sheets where the company currently has a legally enforceable right to offset and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.
The company enters into derivative transactions under International Swaps and Derivatives Association (“ISDA”) master netting agreements. In general, under such agreements the amounts owed by each counterparty on a single day are aggregated into a single net amount that is payable by one party to the other. The agreements provide the company with the legal and enforceable right to offset these amounts and accordingly the following balances are presented net in the consolidated financial statements:

	Accounts Receivable and Other		Accounts Payable and Other
AS AT DEC. 31 (MILLIONS)	2017	2016	2017	2016
Gross amounts of financial instruments before netting	$1,605	$1,625	$2,124	$1,186
Gross amounts of financial instruments set-off in Consolidated Balance Sheets	(223)	(124)	(267)	(154)
Net amount of financial instruments in Consolidated Balance Sheets	$1,382	$1,501	$1,857	$1,032

No financial instruments that were subject to master netting agreements or for which collateral has been posted were not set off in the Consolidated Balance Sheets.
FAIR VALUE CHANGES
Fair value changes recorded in net income represent gains or losses arising from changes in the fair value of assets and liabilities, including derivative financial instruments, accounted for using the fair value method and are comprised of the following:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
Investment properties	$1,021	$960
GGP warrants	(268)	(110)
Impairment	(98)	(771)
Provisions	(246)	(99)
Transaction related gains (losses), net of deal costs	637	(148)
Financial contracts	(600)	65
Other fair value changes	(25)	(27)
	$421	$(130)